Earnings Per Common Share (Details Narrative) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Common Stock [Member]
Antidilutive Securities Included In Computation of Earnings Per Share, Amount	193,503	384,419	201,799	388,027